ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of activity of the components of accumulated other comprehensive income (loss)
The activity of the components of accumulated other comprehensive income (loss) related to cash flow hedging activities was as follows for the nine months ended September 30, 2012 and 2011 (in thousands):

	Nine Months Ended September 30,
	2012	2011
Pretax activity	$29,424	$(29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(6,644)

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)